RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Stock Options for Directors and Executive Officers [Table Text Block]
			New Exercise
		Old Exercise	Price per		Number of Stock
Name of Optionee	Grant Date	Price per Share	Share	Expiration Date	Options
Steven P. Nickolas	October 9, 2013	$30.25	$7.50	October 9, 2023	60,000
Richard A. Wright	October 9, 2013	$30.25	$7.50	October 9, 2023	60,000